Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
June 30, 2024
AFF35-NPRT1-0824
1.818365.119
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/26/24 (b) (Cost $3,994,841)	4,010,000	3,994,909

Domestic Equity Funds - 40.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,040,064	173,478,826
Fidelity Advisor Series Growth Opportunities Fund (c)	7,642,060	122,502,224
Fidelity Advisor Series Small Cap Fund (c)	4,501,303	58,336,891
Fidelity Series All-Sector Equity Fund (c)	4,729,829	58,224,193
Fidelity Series Commodity Strategy Fund (c)	249,943	24,312,001
Fidelity Series Large Cap Stock Fund (c)	10,144,535	232,715,642
Fidelity Series Large Cap Value Index Fund (c)	1,467,350	22,993,380
Fidelity Series Opportunistic Insights Fund (c)	5,841,907	139,563,149
Fidelity Series Small Cap Core Fund (c)	593,291	6,834,711
Fidelity Series Small Cap Opportunities Fund (c)	4,993,273	74,599,492
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,881,350	135,572,129
Fidelity Series Value Discovery Fund (c)	9,073,804	138,829,199
TOTAL DOMESTIC EQUITY FUNDS (Cost $756,518,962)		1,187,961,837

International Equity Funds - 33.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,129,572	62,315,248
Fidelity Series Emerging Markets Fund (c)	7,089,577	65,295,008
Fidelity Series Emerging Markets Opportunities Fund (c)	13,877,789	261,041,217
Fidelity Series International Growth Fund (c)	9,859,739	180,630,422
Fidelity Series International Small Cap Fund (c)	2,447,359	41,727,467
Fidelity Series International Value Fund (c)	14,408,847	182,127,832
Fidelity Series Overseas Fund (c)	12,859,012	180,926,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $715,014,173)		974,063,486

Bond Funds - 25.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	96,705	936,105
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,182,044	24,278,998
Fidelity Series Emerging Markets Debt Fund (c)	1,860,652	14,531,695
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	495,611	4,386,161
Fidelity Series Floating Rate High Income Fund (c)	263,349	2,364,873
Fidelity Series High Income Fund (c)	1,742,530	14,672,101
Fidelity Series International Credit Fund (c)	160,875	1,304,694
Fidelity Series International Developed Markets Bond Index Fund (c)	10,514,051	89,895,139
Fidelity Series Investment Grade Bond Fund (c)	44,947,834	444,084,601
Fidelity Series Long-Term Treasury Bond Index Fund (c)	24,812,567	136,220,991
Fidelity Series Real Estate Income Fund (c)	283,974	2,751,712
TOTAL BOND FUNDS (Cost $843,703,569)		735,427,070

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $4,730,151)	4,729,205	4,730,151

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,323,961,696)	2,906,177,453
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,152,968)
NET ASSETS - 100.0%	2,904,024,485

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	4	Sep 2024	468,640	308	308
ICE MSCI Emerging Markets Index Contracts (United States)	122	Sep 2024	6,638,020	8,894	8,894

TOTAL EQUITY INDEX CONTRACTS					9,202

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,017	Sep 2024	111,854,109	712,587	712,587
CBOT 5-Year U.S. Treasury Note Contracts (United States)	622	Sep 2024	66,291,594	325,600	325,600

TOTAL TREASURY CONTRACTS					1,038,187

TOTAL PURCHASED					1,047,389

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	132	Sep 2024	36,441,900	(76,336)	(76,336)

TOTAL FUTURES CONTRACTS					971,053
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,994,909.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	3,445,677	16,081,059	14,796,550	46,314	(35)	-	4,730,151	0.0%
Total	3,445,677	16,081,059	14,796,550	46,314	(35)	-	4,730,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	173,749,173	2,098,141	13,242,350	-	3,146,521	7,727,341	173,478,826
Fidelity Advisor Series Growth Opportunities Fund	122,515,857	1,040,494	10,949,257	-	2,348,799	7,546,331	122,502,224
Fidelity Advisor Series Small Cap Fund	60,066,331	965,177	2,045,084	-	254,082	(903,615)	58,336,891
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	949,879	9,571	35,961	496	197	12,419	936,105
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,887,599	5,816,047	559,021	7,447	(9,433)	143,806	24,278,998
Fidelity Series All-Sector Equity Fund	57,652,380	358,510	2,160,157	-	121,234	2,252,226	58,224,193
Fidelity Series Canada Fund	65,215,971	1,114,414	3,028,830	-	263,547	(1,249,854)	62,315,248
Fidelity Series Commodity Strategy Fund	19,138,519	5,695,719	1,034,070	-	(268,029)	779,862	24,312,001
Fidelity Series Emerging Markets Debt Fund	14,733,500	317,441	423,366	217,619	(23,132)	(72,748)	14,531,695
Fidelity Series Emerging Markets Debt Local Currency Fund	4,544,717	25,408	113,149	-	(2,997)	(67,818)	4,386,161
Fidelity Series Emerging Markets Fund	65,079,107	406,466	3,375,402	-	(194,862)	3,379,699	65,295,008
Fidelity Series Emerging Markets Opportunities Fund	260,932,315	1,626,401	15,005,445	-	(36,321)	13,524,267	261,041,217
Fidelity Series Floating Rate High Income Fund	2,386,715	71,819	75,263	53,670	869	(19,267)	2,364,873
Fidelity Series Government Money Market Fund 5.42%	62,879	278	63,157	278	-	-	-
Fidelity Series High Income Fund	14,834,887	327,413	418,235	229,407	1,951	(73,915)	14,672,101
Fidelity Series International Credit Fund	1,304,285	17,422	9,013	17,422	499	(8,499)	1,304,694
Fidelity Series International Developed Markets Bond Index Fund	88,074,317	6,022,906	2,391,035	1,027,857	(9,226)	(1,801,823)	89,895,139
Fidelity Series International Growth Fund	184,182,923	5,315,663	5,817,294	-	612,265	(3,663,135)	180,630,422
Fidelity Series International Small Cap Fund	43,655,922	367,396	1,148,060	-	221,857	(1,369,648)	41,727,467
Fidelity Series International Value Fund	185,063,498	3,958,604	7,520,203	-	1,139,456	(513,523)	182,127,832
Fidelity Series Investment Grade Bond Fund	441,724,076	17,219,929	11,797,751	4,696,874	(23,456)	(3,038,197)	444,084,601
Fidelity Series Large Cap Stock Fund	233,178,207	2,590,885	13,534,818	-	4,521,531	5,959,837	232,715,642
Fidelity Series Large Cap Value Index Fund	23,094,109	1,080,110	677,809	-	69,169	(572,199)	22,993,380
Fidelity Series Long-Term Treasury Bond Index Fund	153,350,772	5,461,300	18,815,018	1,222,927	(6,145,725)	2,369,662	136,220,991
Fidelity Series Opportunistic Insights Fund	137,818,882	2,409,636	9,825,010	-	3,100,116	6,059,525	139,563,149
Fidelity Series Overseas Fund	184,676,909	4,251,473	7,866,421	-	1,001,463	(1,137,132)	180,926,292
Fidelity Series Real Estate Income Fund	2,765,789	60,962	77,755	42,807	2,884	(168)	2,751,712
Fidelity Series Short-Term Credit Fund	101,225	319	100,927	319	2,183	(2,800)	-
Fidelity Series Small Cap Core Fund	6,945,069	98,427	44,976	32,472	4,613	(168,422)	6,834,711
Fidelity Series Small Cap Opportunities Fund	76,003,049	2,424,429	2,076,258	-	459,490	(2,211,218)	74,599,492
Fidelity Series Stock Selector Large Cap Value Fund	135,831,131	6,500,253	3,600,092	-	236,633	(3,395,796)	135,572,129
Fidelity Series Value Discovery Fund	139,146,424	8,378,643	3,963,618	-	299,278	(5,031,528)	138,829,199
	2,917,666,416	86,031,656	141,794,805	7,549,595	11,095,456	24,453,670	2,897,452,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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